UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	07/31/09

     The following Form N-Q relates only to Dreyfus International Bond Fund and Dreyfus Global Equity Income Fund, each a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
July 31, 2009 (Unaudited)
		Coupon	Maturity	Principal
Bonds and Notes--98.4%		Rate (%)	Date	Amount ($)	Value ($)
Australia--.7%
BHP Billiton Finance USA,
Gtd. Notes		5.50	4/1/14	275,000	299,018
Rio Tinto Finance USA,
Gtd. Notes		5.88	7/15/13	230,000	243,829
Saint George Bank,
Sr. Unscd. Notes	EUR	6.50	6/24/13	150,000 a	234,811
					777,658
Belgium--.5%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	125,000 a	278,465
Belgium Kingdom,
Bonds, Ser. 44	EUR	5.00	3/28/35	190,000 a	298,989
					577,454
Brazil--3.4%
Federal Republic of Brazil,
Sr. Unscd. Bonds		7.13	1/20/37	380,000	420,280
Federal Republic of Brazil,
Sr. Unscd. Bonds	BRL	10.25	1/10/28	1,900,000 a	1,025,995
Federal Republic of Brazil,
Unsub. Bonds	BRL	12.50	1/5/16	3,675,000 a,b	2,219,635
					3,665,910
Canada--1.7%
Barrick Gold,
Sr. Unscd. Notes		6.95	4/1/19	210,000	244,262
Canadian National Railway,
Sr. Unscd. Notes		5.55	3/1/19	280,000	300,040
Encana,
Sr. Unscd. Notes		6.50	5/15/19	60,000	67,750
Husky Energy,
Sr. Unscd. Notes		7.25	12/15/19	85,000	97,594
Potash-Saskatchewan,

Sr. Unscd. Notes		5.25	5/15/14	130,000	137,668
Province of Ontario Canada,
Notes	CAD	4.50	12/2/12	460,000 a	455,051
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	220,000 c	257,125
Trans-Canada Pipelines,
Sr. Unscd. Notes		7.63	1/15/39	185,000	235,750
					1,795,240
Colombia--.2%
Republic of Colombia,
Sr. Notes		7.38	3/18/19	180,000	196,200

Denmark--.5%
NYKREDIT,
Sub. Notes	EUR	4.90	9/29/49	450,000 a,d	509,899

France--8.9%
BNP Paribas,
Sr. Unscd. Notes	EUR	3.25	3/27/12	125,000 a	182,107
Danone Finance,
Gtd. Notes	EUR	6.38	2/4/14	150,000 a	239,414
GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	85,000 a	135,533
Government of France,
Bonds	EUR	4.00	4/25/13	750,000 a	1,136,918
Government of France,
Bonds	EUR	6.50	4/25/11	1,120,000 a	1,738,802
Government of France,
Bonds	EUR	4.00	10/25/14	945,000 a	1,435,031
Government of France,
Bonds	EUR	4.25	10/25/18	980,000 a	1,483,743
Government of France,
Bonds	EUR	4.25	4/25/19	975,000 a	1,475,124
Government of France,
Bonds	EUR	4.75	4/25/35	340,000 a	531,371
PPR,
Sr. Unscd. Notes	EUR	8.63	4/3/14	260,000 a	427,603

Societe Generale,
Sr. Unscd. Notes	EUR	5.25	3/28/13	100,000 a	152,638
Societe Generale,
Sub. Notes	EUR	6.13	8/20/18	150,000 a	234,728
Veolia Environnement,
Sr. Unscd. Notes	EUR	6.13	11/25/33	160,000 a	224,998
Veolia Environnment,
Notes	EUR	6.75	4/24/19	150,000 a	241,620
					9,639,630
Germany--9.7%
Bayer,
Jr. Sub. Bonds	EUR	5.00	7/29/2105	140,000 a,d	179,009
Bundesobligation,
Bonds, Ser. 148	EUR	3.50	4/8/11	1,865,000 a	2,760,737
Bundesrepublik Deutschland,
Bonds, Ser. 05	EUR	4.00	1/4/37	630,000 a	891,879
Bundesrepublik Deutschland,
Bonds, Ser. 01	EUR	5.00	7/4/11	450,000 a	685,585
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.75	7/4/34	50,000 a	78,315
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.75	7/4/34	1,125,000 a	1,762,088
Bundesrepulbik Deutschland,
Bonds, Ser. 07	EUR	4.25	7/4/17	1,265,000 a	1,948,521
Deutsche Bank,
Sr. Unscd. Notes	EUR	5.13	8/31/17	150,000 a	230,823
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	440,000 a,c	662,374
Henkel & Co.,
Sub. Bonds	EUR	5.38	11/25/2104	170,000 a,d	205,550
KFW,
Gov't Gtd. Bonds	JPY	1.75	3/23/10	21,000,000 a	223,794
KFW,
Gov't Gtd. Notes	JPY	2.05	2/16/26	3,000,000 a	30,604
KFW,
Gov't Gtd. Notes	NZD	6.50	11/15/11	1,130,000 a	775,023
					10,434,302

Greece--.6%
Hellenic Republic,
Sr. Unscd. Bonds	EUR	4.30	7/20/17	455,000 a	661,374

Hong Kong--.1%
Hutchison Whampoa International,
Gtd. Notes		7.63	4/9/19	100,000 c	114,791

Hungary--4.0%
Hungary Government,
Bonds, Ser. 17/B	HUF	6.75	2/24/17	150,000,000 a	717,053
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	763,000,000 a	3,543,261
					4,260,314
Indonesia--2.8%
Indonesia Government,
Bonds, Ser. FR44	IDR	10.00	9/15/24	7,000,000,000 a	655,590
Indonesia Government,
Bonds, Ser. FR44	IDR	10.00	9/15/24	10,000,000,000 a,e	936,557
Indonesia Government,
Bonds, Ser. FR36	IDR	11.50	9/15/19	12,500,000,000 a	1,385,092
					2,977,239
Ireland--.9%
Irish Government,
Sr. Unscd. Bonds	EUR	4.50	10/18/18	455,000 a	641,754
Princ Financial Global Funding II,
Sr. Scd. Notes	EUR	4.50	1/26/17	250,000 a	302,635
					944,389
Italy--5.8%
Atlantia,
Gtd. Notes	EUR	1.72	6/9/11	100,000 a,d	138,479
Buoni Poliennali del Tesoro,
Bonds	EUR	4.25	8/1/14	610,000 a	923,585
Buoni Poliennali del Tesoro,
Bonds	EUR	4.50	2/1/18	215,000 a	323,262
Buoni Poliennali del Tesoro,
Bonds	EUR	4.50	8/1/18	1,380,000 a	2,058,321

Buoni Poliennali del Tesoro,
Bonds	EUR	5.00	2/1/12	1,000,000 a	1,530,745
Enel-Societa Per Azioni,
Notes	EUR	5.63	6/21/27	150,000 a	221,968
Telecom Italia,
Sr. Unscd. Notes	EUR	5.25	3/17/55	400,000 a	432,821
Telecom Italia,
Sr. Unscd. Notes	EUR	8.25	3/21/16	170,000 a	289,443
Telecom Italia,
Sr. Unscd. Notes	GBP	5.63	12/29/15	200,000 a	326,515
					6,245,139
Japan--16.6%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	34,000,000 a	313,212
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.40	6/20/12	8,000,000 a	86,131
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.70	9/20/22	24,000,000 a	245,283
Japan Finance for Municipal Enterprises,
Gov't Gtd. Notes	JPY	1.35	11/26/13	11,000,000 a	118,969
Japan Finance for Municipal Enterprises,
Gov't. Gtd. Bonds	JPY	1.55	2/21/12	6,000,000 a	65,038
Japan Government,
Bonds, Ser. 244	JPY	1.00	12/20/12	110,000,000 a	1,183,270
Japan Government,
Bonds, Ser. 275	JPY	1.40	12/20/15	493,000,000 a	5,371,613
Japan Government,
Bonds, Ser. 288	JPY	1.70	9/20/17	361,500,000 a	3,985,860
Japan Government,
Bonds, Ser. 11	JPY	1.70	6/20/33	309,600,000 a	2,913,371
Japan Government,
Bonds, Ser. 64	JPY	1.90	9/20/23	149,500,000 a	1,600,864
Japan Government,
Bonds, Ser. 8	JPY	1.00	6/10/16	210,000,000 a	2,042,843
					17,926,454
Luxembourg--.9%
Telecom Italia Capital,

Gtd. Notes		7.00	6/4/18	155,000	171,339
Wind Acquisition Finance,
Sr. Notes	EUR	11.75	7/15/17	555,000 a,c	813,780
					985,119
Mexico--2.4%
Mexican Bonos,
Bonds, Ser. M10	MXN	7.75	12/14/17	35,160,000 a	2,635,736

Netherlands--1.9%
Deutsche Telekom International Finance,
Gtd. Notes	EUR	5.75	4/14/15	205,000 a	319,090
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	130,000 a	197,118
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	20,000 a	31,183
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	150,000 a	235,362
ING Bank,
Sub. Notes	EUR	5.50	1/4/12	145,000 a	216,066
Koninklijke KPN NV,
Sr. Unscd. Bonds	EUR	6.50	1/15/16	100,000 a	159,973
Netherlands Government,
Bonds	EUR	4.00	7/15/18	425,000 a	628,851
Netherlands Government,
Bonds	EUR	4.00	1/15/37	185,000 a	260,526
Repsol International Finance,
Gtd. Notes	EUR	4.63	10/8/14	15,000 a	22,164
					2,070,333
New Zealand--1.2%
New Zealand Government,
Bonds, Ser. 413	NZD	6.50	4/15/13	1,900,000 a	1,331,136

Norway--.2%
DNB Nor Bank,
Sub. Notes	EUR	1.47	5/30/17	50,000 a,d	60,576
Statoilhydro ASA,
Sr. Unscd. Notes		5.25	4/15/19	185,000	197,651

					258,227
Peru--.2%
Republic of Peru,
Sr. Unscd. Notes		7.13	3/30/19	190,000	206,910

Poland--.7%
Poland Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	1,850,000 a	635,467
Republic of Poland,
Sr. Unscd. Bonds		6.38	7/15/19	120,000	124,896
					760,363
Qatar--.2%
State of Qatar,
Sr. Notes		5.15	4/9/14	190,000 c	197,362

Russia--.6%
Russian Federation,
Sr. Unscd. Bonds		7.50	3/31/30	576,000 d	588,096

South Korea--.1%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	100,000 a	146,475

Spain--3.2%
Bonos Obligation del Estado,
Bonds	EUR	3.15	1/31/16	2,230,000 a	3,186,350
Santander International,
Bank Gtd. Notes	EUR	5.63	2/14/12	100,000 a	151,863
Telefonica Emisiones,
Gtd. Notes	EUR	5.50	4/1/16	100,000 a	154,794
					3,493,007
Supranational--2.1%
Credit Suisse Capital,
Bank Gtd. Notes	EUR	6.91	11/29/49	255,000 a,d	323,470
Credit Suisse Capital,
Bank Gtd. Notes	EUR	7.97	12/29/49	160,000 a,d	214,501
European Investment Bank,

Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000 a	404,752
European Investment Bank,
Sr. Unscd. Notes	NZD	7.00	1/18/12	1,200,000 a	837,444
HSBC Capital Funding,
Gtd. Bonds	EUR	5.37	12/24/49	475,000 a,d	521,301
					2,301,468
Sweden--.3%
Svenska Handelsbanken,
Sub. Notes	EUR	4.19	12/29/49	215,000 a,d	240,554
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	550,000 a	75,725
					316,279
Switzerland--.4%
Credit Suisse London,
Sr. Unscd. Notes	EUR	6.13	5/16/14	125,000 a	196,478
Credit Suisse New York,
Sr. Unscd. Notes		5.50	5/1/14	215,000	228,902
					425,380
Ukraine--.2%
Ukraine Government,
Sr. Unscd. Notes		6.75	11/14/17	325,000	230,750

United Kingdom--10.2%
Barclays Bank,
Sr. Unscd. Notes		6.75	5/22/19	290,000	315,417
Barclays Bank,
Sub. Notes	EUR	6.00	1/23/18	145,000 a	219,165
BAT Internaltional Finance,
Gtd. Notes	EUR	5.38	6/29/17	130,000 a	197,295
BAT International Finance,
Gtd. Notes	GBP	6.38	12/12/19	185,000 a	325,363
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	100,000 a	155,867
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	10,000	10,562
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	140,000 a	201,235

Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	150,000 a	269,808
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	770,000 a	1,232,478
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	1,365,000 a	2,198,221
United Kingdom Gilt,
Bonds	GBP	4.00	9/7/16	820,000 a	1,423,535
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/11	400,000 a	699,961
United Kingdom Gilt,
Bonds	GBP	4.25	6/7/32	100,000 a	160,685
United Kingdom Gilt,
Bonds	GBP	4.25	6/7/32	230,000 a	369,576
United Kingdom Gilt,
Bonds	GBP	4.50	3/7/19	1,615,000 a	2,847,946
Vodafone Group,
Notes	GBP	8.13	11/26/18	175,000 a	353,230
					10,980,344
United States--17.2%
AES,
Sr. Unscd. Notes		7.75	10/15/15	190,000	184,775
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	260,000 c	328,066
Aramark,
Gtd. Notes		8.50	2/1/15	315,000 b	318,937
AT&T,
Sr. Unscd. Notes		5.80	2/15/19	270,000	293,114
AT&T,
Sr. Unscd. Notes		6.40	5/15/38	110,000	119,285
AT&T,
Sr. Unscd. Notes	EUR	6.13	4/2/15	50,000 a	78,769
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	275,000	276,743
Bank of America,
Sr. Unscd. Notes		7.38	5/15/14	225,000	245,343
Bank of America,

Sub. Notes	EUR	4.00	3/28/18	250,000 a,d	305,090
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	50,000	44,731
Boeing,
Sr. Unscd. Notes		5.00	3/15/14	185,000 b	198,467
Burlington North Santa Fe,
Sr. Unscd. Notes		7.00	2/1/14	175,000	196,491
Cargill,
Sr. Unscd. Notes	EUR	4.38	4/29/13	200,000 a	290,806
CC Holdings GS V,
Sr. Scd. Notes		7.75	5/1/17	295,000 c	302,375
Chesapeake Energy,
Gtd. Notes		7.50	9/15/13	225,000	225,000
Cisco Systems,
Sr. Unscd. Notes		4.95	2/15/19	200,000	210,472
Citigroup,
Sr. Unscd. Notes		6.13	5/15/18	315,000	288,891
ConocoPhillips,
Gtd. Notes		5.75	2/1/19	200,000	219,539
Consumers Energy,
First Mortgage Bonds		6.70	9/15/19	140,000 b	158,748
Delhaize Group,
Sr. Unscd. Notes		6.50	6/15/17	10,000	10,577
Discover Financial Services,
Sr. Notes		10.25	7/15/19	255,000	268,902
Dow Chemical,
Sr. Unscd. Notes		8.55	5/15/19	310,000	340,672
E.I. Du Pont de Nemours,
Sr. Unscd. Notes		5.88	1/15/14	255,000	282,099
Echostar DBS,
Gtd. Notes		7.75	5/31/15	190,000	191,425
Echostar DBS,
Gtd. Notes		7.13	2/1/16	125,000	121,875
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	225,000	260,256
Entergy Gulf State Louisiana,
First Mortgage Bonds		6.00	5/1/18	120,000	122,191

Enterprise Products Operating,
Gtd. Notes		4.60	8/1/12	150,000	154,554
EQT,
Sr. Unscd. Notes		8.13	6/1/19	155,000	175,148
Fresenius US Finance II,
Gtd. Notes		9.00	7/15/15	105,000 c	113,925
General Electric Capital,
Sr. Unscd. Notes		5.88	1/14/38	350,000	304,181
General Electric Capital,
Sub. Bonds	EUR	4.63	9/15/66	235,000 a,d	200,966
General Electric Capital,
Sr. Unscd. Notes	JPY	2.00	2/22/17	7,000,000 a	64,544
GMAC Commercial Mortgage Securities,
Ser. 2003-C3, Cl. A2		4.22	4/10/40	55,274	55,786
GMAC Commercial Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	110,368	112,807
Goldman Sachs Group,
Notes		6.00	5/1/14	155,000	168,130
Goldman Sachs Group,
Sr. Unscd. Notes		7.50	2/15/19	275,000	322,632
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	175,000	188,562
Government National Mortgage Association,
Ser. 2004-23, Cl. B		2.95	3/16/19	7,688	7,713
Government National Mortgage Association,
Ser. 2006-68, Cl. A		3.89	7/16/26	22,306	22,873
Government National Mortgage Association,
Ser. 2006-67, Cl. A		3.95	11/16/30	48,888	50,243
Government National Mortgage Association,
Ser. 2005-76, Cl. A		3.96	5/16/30	32,056	32,985
Government National Mortgage Association,
Ser. 2005-79, Cl. A		4.00	10/16/33	23,644	24,179
Government National Mortgage Association,
Ser. 2007-34, Cl. A		4.27	11/16/26	23,393	24,020
HCA,
Sr. Scd. Notes		7.88	2/15/20	525,000 c,e	517,125
Hewlett-Packard,

Sr. Unscd. Notes		4.75	6/2/14	165,000	176,458
IBM,
Sr. Unscd. Notes		8.00	10/15/38	100,000	137,692
IBM,
Sr. Unscd. Notes	EUR	6.63	1/30/14	400,000 a	643,400
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	370,000 c	365,375
JPMorgan Chase & Co.,
Sr. Unscd. Notes		6.30	4/23/19	510,000	555,070
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.75	5/1/13	275,000	287,512
JPMorgan Chase & Co.,
Sr. Unscd. Notes	EUR	5.25	5/8/13	200,000 a	303,268
Kentucky Power,
Sr. Unscd. Notes		6.00	9/15/17	30,000 c	30,819
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	320,000	354,855
Kraft Foods,
Sr. Unscd. Notes	EUR	6.25	3/20/15	150,000 a	237,552
Lamar Media,
Gtd. Notes		6.63	8/15/15	314,000 b	277,890
Marathon Oil,
Sr. Unscd. Notes		7.50	2/15/19	130,000	150,386
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	7/12/38	135,000	136,473
Metropolitan Life Global Funding I,
Sr. Scd. Notes		5.13	6/10/14	240,000 c	241,325
Metropolitan Life Global Funding I,
Sr. Scd. Notes		5.13	4/10/13	100,000 c	102,041
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. A1		5.26	12/15/43	15,385	15,546
Morgan Stanley,
Sr. Unscd. Notes		7.30	5/13/19	360,000	406,248
Mosaic,
Sr. Unscd. Notes		7.38	12/1/14	165,000 c,d	176,083
Newfield Exploration,
Sr. Sub. Notes		7.13	5/15/18	40,000	39,100

News America,
Gtd. Notes	6.90	3/1/19	200,000 b,c	226,866
NiSource Finance,
Gtd. Notes	1.23	11/23/09	10,000 d	9,938
Norfolk Southern,
Sr. Unscd. Notes	5.75	1/15/16	170,000 c	178,395
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	30,000	31,161
NRG Energy,
Gtd. Notes	7.38	1/15/17	470,000	454,725
Pacific Gas & Electric,
Sr. Unscd. Notes	8.25	10/15/18	110,000 b	138,626
Peabody Energy,
Gtd. Notes, Ser. B	6.88	3/15/13	110,000	111,650
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	135,000	143,879
Plains All American Pipeline,
Sr. Unscd. Notes	4.25	9/1/12	500,000	509,742
Plains All American Pipeline,
Gtd. Notes	8.75	5/1/19	80,000	97,861
Potomac Electric Power,
First Mortgage Bonds	6.50	11/15/37	90,000	100,139
PSEG Power,
Gtd. Notes	7.75	4/15/11	15,000	16,205
Qwest,
Sr. Unscd. Notes	7.63	6/15/15	170,000	170,425
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	170,000	171,385
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	135,000	163,249
Simon Property Group,
Sr. Unscd. Notes	6.75	5/15/14	310,000 b	320,991
Sovereign Bancorp,
Sr. Unscd. Notes	0.84	3/23/10	10,000 d	9,955
Sprint Capital,
Gtd. Notes	6.88	11/15/28	65,000	49,400
Staples,

Gtd. Notes	9.75	1/15/14	85,000 b	99,671
State of California Build America Taxable Various
Purpose Bonds	7.55	4/1/39	140,000	144,897
Supervalue,
Sr. Unscd. Notes	8.00	5/1/16	170,000	169,575
Terex,
Gtd. Notes	7.38	1/15/14	270,000	258,525
Time Warner Cable,
Gtd. Notes	8.75	2/14/19	165,000	205,095
Time Warner,
Gtd. Notes	1.15	11/13/09	10,000 d	9,974
U.S. Treasury
Bonds	5.25	2/15/29	115,000	129,285
Union Pacific,
Sr. Unscd. Notes	7.88	1/15/19	160,000	193,279
Verizon Communications,
Sr. Unscd. Notes	6.10	4/15/18	285,000	314,770
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	150,000	181,659
Verizon Communications,
Bonds	6.90	4/15/38	30,000	34,616
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	110,000 c	119,749
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2	4.38	10/15/41	135,555	135,469
Wachovia Bank Commercial Mortgage Trust,
Ser. 2007-C34, Cl. A3	5.68	5/15/46	180,000	147,128
Wachovia,
Sr. Unscd. Notes	4.38	6/1/10	115,000 b	117,826
Waste Management,
Gtd. Notes	7.38	3/11/19	65,000	73,964
Wells Fargo,
Sr. Unscd. Notes	4.38	1/31/13	275,000	281,735
				18,582,914
Total Bonds and Notes
(cost $100,175,912)				106,235,892
			Principal

Short-Term Investments--.8%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.17% 10/15/09
(cost $829,704)	830,000 [f]	829,748

Other Investment--2.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,669,000)	2,669,000 [g]	2,669,000

Investment of Cash Collateral for Securities Loaned--3.4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,663,890)	3,663,890 [g]	3,663,890

Total Investments (cost $107,338,506)	105.1%	113,398,530
Liabilities, Less Cash and Receivables	(5.1%)	(5,480,666)
Net Assets	100.0%	107,917,864

a	Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real CAD--Canadian Dollar EUR--Euro GBP--British Pound HUF--Hungary Forint IDR--Indonesian Rupiah JPY--Japanese Yen MXN--Mexican New Peso NZD--New Zealand Dollar PLN-- Polish Zloty SEK--Swedish Krona
b	All or a portion of these securities are on loan. At July 31, 2009, the total market value of the fund's securities on loan is $3,778,506 and the total market value of the collateral held by the fund is $3,663,890.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009 these securities amounted to $4,747,576 or 4.4% of net assets.
d	Variable rate security--interest rate subject to periodic change.

e	Purchased on a delayed delivery basis.
f	All or partially held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $107,338,506.

Net unrealized appreciation on investments was $6,060,024 of which $6,843,028 related to appreciated investment securities and $783,004 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
July 31, 2009 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2009 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	2	(230,766)	September 2009	(802)
U.S. Treasury 10 Year Notes	60	(7,036,875)	September 2009	(81,627)
U.S. Treasury 30 Year Bonds	20	(2,380,000)	September 2009	(73,330)
Financial Futures Long
Australian 3 Year Bond	97	8,351,952	September 2009	(75,748)
Euro Bund 10 Year	27	4,696,455	September 2009	100,417
10 Year Long Gilt	8	1,569,157	September 2009	(6,105)

Gross Unrealized Appreciation				100,417
Gross Unrealized Depreciation				(237,612)

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 7/31/2009($)
Buys:
Argentine Peso,
Expiring 9/4/2009	7,780,000	2,018,158	2,000,797	(17,361)
Australian Dollar,
Expiring 8/28/2009	1,100,000	891,495	917,907	26,412
Australian Dollar,
Expiring 8/28/2009	810,000	658,449	675,914	17,465
Brazilian Real,
Expiring 9/4/2009	3,820,000	2,005,776	2,032,969	27,193
Canadian Dollar,
Expiring 8/28/2009	3,050,000	2,754,199	2,831,526	77,327
Canadian Dollar,
Expiring 8/28/2009	525,000	474,684	487,394	12,710
Canadian Dollar,
Expiring 8/28/2009	760,000	693,019	705,560	12,541
Euro,
Expiring 8/4/2009	994,457	1,400,414	1,417,393	16,979
Hungary Forint,
Expiring 9/4/2009	382,000,000	1,976,970	2,030,445	53,475
Japanese Yen,
Expiring 8/28/2009	63,930,000	676,637	675,791	(846)
Japanese Yen,
Expiring 8/28/2009	28,000,000	299,094	295,982	(3,112)
Japanese Yen,
Expiring 8/28/2009	676,160,000	7,220,792	7,147,550	(73,242)
New Zealand Dollar,
Expiring 8/5/2009	21,021	13,764	13,919	155
Norwegian Krone,
Expiring 8/28/2009	5,800,000	916,765	945,548	28,783
Norwegian Krone,
Expiring 8/28/2009	3,000,000	476,036	489,077	13,041
Poland Zloty,
Expiring 8/28/2009	640,000	212,624	219,574	6,950

Poland Zloty,
Expiring 8/28/2009	1,430,000	474,452	490,611	16,159
Russian Ruble,
Expiring 9/4/2009	62,580,000	1,995,917	1,972,075	(23,842)
South Korean Won,
Expiring 8/28/2009	855,700,000	684,971	696,552	11,581
South Korean Won,
Expiring 8/28/2009	1,242,000,000	997,590	1,011,005	13,415
Swedish Krona,
Expiring 8/28/2009	7,100,000	915,944	984,057	68,113
Swedish Krona,
Expiring 8/28/2009	3,625,000	474,279	502,424	28,145
Turkish Lira,
Expiring 9/4/2009	3,000,000	2,012,612	2,023,745	11,133
Sales:		Proceeds ($)
British Pound,
Expiring 8/28/2009	580,000	949,669	968,801	(19,132)
British Pound,
Expiring 8/28/2009	300,000	494,963	501,104	(6,141)
British Pound,
Expiring 8/28/2009	100,000	164,445	167,035	(2,590)
Euro,
Expiring 8/28/2009	460,000	647,151	655,679	(8,528)
Euro,
Expiring 8/28/2009	1,000,000	1,408,250	1,425,390	(17,140)
Hungary Forint,
Expiring 8/28/2009	280,710,000	1,457,098	1,494,042	(36,944)
Mexican New Peso,
Expiring 8/28/2009	19,980,000	1,492,103	1,506,887	(14,784)
New Zealand Dollar,
Expiring 8/28/2009	1,825,000	1,203,222	1,206,228	(3,006)
New Zealand Dollar,
Expiring 8/28/2009	2,060,000	1,355,583	1,361,551	(5,968)
South African Rand,
Expiring 8/28/2009	4,790,000	610,696	613,719	(3,023)

Gross Unrealized Appreciation				441,577

Gross Unrealized Depreciation	(235,659)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury Securities	-	959,033	-	959,033
Corporate Bonds	-	33,240,817	-	33,240,817
Foreign Government	-	71,910,940	-	71,910,940
Municipal Bonds	-	144,897	-	144,897
U.S. Government	-	162,013	-	162,013
Agencies/Mortgage-Backed
Commercial Mortgage-Backed	-	647,940	-	647,940
Mutual Funds	6,332,890	-	-	6,332,890
Other Financial Instruments+	100,417	441,577	-	541,994
Liabilities ($)
Other Financial Instruments+	(237,612)	(235,659)	-	(473,271)

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swaps and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
July 31, 2009 (Unaudited)

Common Stocks--92.7%	Shares	Value ($)
Australia--5.1%
QBE Insurance Group	4,823	78,658
Telstra	76,793	226,717
		305,375
Brazil--7.0%
Cia de Saneamento de Minas Gerais	10,000 a	135,334
Tele Norte Leste Participacoes, ADR	10,082	155,162
Terna Participacoes	6,046	125,246
		415,742
France--3.9%
France Telecom	2,443	60,970
Suez Environnement	3,160	60,218
Total	2,033	112,746
		233,934
Germany--7.1%
Deutsche Post	10,038	158,880
Deutsche Telekom	4,850	62,145
K+S	850	47,709
Munchener Ruckversicherungs	563	85,131
Symrise	4,441	71,463
		425,328
Hong Kong--4.8%
CNOOC	41,000	55,125
Hongkong Land Holdings	17,000	66,130
Hopewell Highway Infrastructure	177,295	108,435
Link REIT	24,500	55,638
		285,328
Israel--.6%
Israel Chemicals	2,958	33,694
Italy--1.9%
ENI	4,907	114,211
Japan--1.8%
Nintendo	200	54,087
Takeda Pharmaceutical	1,300	52,618
		106,705
Malaysia--.8%
Bursa Malaysia	22,600	49,082

Netherlands--5.2%
Reed Elsevier	5,830	61,108
Royal Dutch Shell, Cl. A	4,709	123,764
Unilever	4,583	125,221
		310,093
Norway--2.4%
Aker Solutions	3,156	27,083
StatoilHydro	5,573	119,107
		146,190
Philippines--1.6%
Philippine Long Distance Telephone	1,806	95,596
Singapore--7.5%
DBS Group Holdings	7,500	72,334
Mapletree Logistics Trust	157,250	65,013
Noble Group	48,000	69,708
Parkway Holdings	78,666	114,242
Singapore Technologies Engineering	68,000	124,268
		445,565
South Korea--1.9%
LG Telecom	16,133	113,491
Switzerland--5.1%
Bank Sarasin & Cie, Cl. B	1,100	35,872
Novartis	2,657	121,680
Verwaltungs-Und Privat-Bank	390	50,363
Zurich Financial Services	497	97,665
		305,580
Taiwan--2.3%
HTC	3,600	49,104
Taiwan Semiconductor Manufacturing	47,422	85,136
		134,240
Thailand--2.0%
Advanced Info Service	48,100	122,264
United Kingdom--12.8%
Admiral Group	3,837	61,307
BAE Systems	10,284	52,739
Cable & Wireless	54,469	131,205
GlaxoSmithKline	6,133	117,714
ICAP	9,000	68,255
Standard Chartered	5,700	134,960
Vodafone Group	97,977	200,818
		766,998
United States--18.9%

Annaly Capital Management				7,042	118,658
AT & T				4,605	120,789
Cal-Maine Foods				2,090	61,509
ConocoPhillips				1,978	86,458
Eli Lilly & Co.				3,584	125,046
Merck & Co.				4,348	130,483
Pfizer				7,350	117,086
Philip Morris International				2,633	122,698
Reynolds American				5,726	249,138
					1,131,865
Total Common Stocks
(cost $5,645,880)					5,541,281

		Coupon	Maturity	Principal
Bonds and Notes--4.1%		Rate (%)	Date	Amount ($)	Value ($)
France--1.0%
Alcatel-Lucent,
Gtd. Bonds, Ser. CGE		4.75	1/1/11	2,500	57,044
Germany--1.2%
Fresenius Finance Jersey,
Sr. Unsub. Bonds, Ser. FME	EUR	5.63	8/14/11	50,000 b	69,883
United Kingdom--1.9%
Standard Chartered,
Jr. Sub. Notes		8.13	5/29/49	120,000	117,902
Total Bonds and Notes
(cost $226,205)					244,829

Preferred Stocks--1.7%
Brazil--1.0%
Vale Capital,
Ser. RIO, Conv. Cum. $3.79				1,525	63,044
United States--.7%
Bunge,
Conv. Cum. $51.25				61	39,650
Total Preferred Stocks
(cost $115,491)					102,694

Total Investments (cost $5,987,576)				98.5%	5,888,804
Cash and Receivables (Net)				1.5%	88,690
Net Assets				100.0%	5,977,494

ADR - American Depository Receipts

a	Non-income producing security.
b	Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro

At July 31, 2009 , the aggregate cost of investment securities for income tax purposes was $5,987,576. Net unrealized depreciation on investments was $98,772 of which $356,232 related to appreciated investment securities and $455,004 related to depreciated investment securities.

At July 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 7/31/2009 ($)
Buys:
Australian Dollars,
Expiring 8/14/2009	180,000	118,332	150,380	32,048
Euro,
Expiring 8/4/2009	1,274	1,801	1,816	15
Japanese Yen,
Expiring 8/14/2009	10,495,674	114,632	110,931	(3,701)
Japanese Yen,
Expiring 8/14/2009	10,612,466	115,089	112,166	(2,923)
Singapore Dollar,
Expiring 8/14/2009	176,000	117,746	122,282	4,536
Swiss Franc,
Expiring 8/3/2009	35,518	32,684	33,236	552

Sales:		Proceeds ($)
Australian Dollars,
Expiring 8/14/2009	180,000	114,633	150,380	(35,747)
British Pounds,
Expiring 8/3/2009	9,583	15,815	16,007	(192)
British Pounds,
Expiring 8/14/2009	135,000	192,110	225,501	(33,391)
Euro,
Expiring 8/14/2009	183,000	230,319	260,839	(30,520)
Japanese Yen,
Expiring 8/14/2009	11,537,064	118,332	121,938	(3,606)
Japanese Yen,
Expiring 8/14/2009	11,618,534	117,746	122,799	(5,053)
Singapore Dollar,
Expiring 8/14/2009	176,000	115,089	122,282	(7,193)

Gross Unrealized Appreciation	37,151
Gross Unrealized Depreciation	(122,326)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	1,171,515	-	-	1,171,515
Equity Securities - Foreign	4,472,460	-	-	4,472,460
Corporate Bonds	-	244,829	-	244,829
Other Financial Instruments+:	-	37,151	-	37,151
Liabilities ($)
Other Financial Instruments+:	-	(122,326)	-	(122,326)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 22, 2009

EXHIBIT INDEX

                   (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)